Non-life and Life and Health Reserves - Claims development (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 5,256,836
Net paid losses and loss expenses	3,961,387
Net reserves for Accident Years and exposures included in the triangles	1,295,449
All outstanding liabilities before Accident Year 2012, net of reinsurance	98,817
Net liability at end of year	1,394,266
Total of IBNR plus expected development on reported claims	$ 671,187
Year One	17.00%
Year Two	51.00%
Year Three	15.00%
Year Four	6.00%
Year Five	3.00%
Year Six	1.00%
Year Seven	1.00%
Year Eight	1.00%
Property | 2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 528,350	$ 538,974	$ 550,829	$ 551,100	$ 566,540	$ 583,098	$ 661,245	$ 662,441
Net paid losses and loss expenses	515,287	508,155	505,112	496,024	484,755	450,730	357,186	100,087
Total of IBNR plus expected development on reported claims	1,763
Property | 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	512,280	514,569	524,956	529,252	544,546	577,101	680,224
Net paid losses and loss expenses	497,536	493,544	490,491	472,219	437,950	337,128	88,592
Total of IBNR plus expected development on reported claims	637
Property | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	443,084	444,769	448,212	450,682	472,237	516,850
Net paid losses and loss expenses	429,061	424,255	414,611	388,404	324,074	93,141
Total of IBNR plus expected development on reported claims	1,273
Property | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	509,581	515,050	522,565	547,728	590,183
Net paid losses and loss expenses	481,885	471,072	442,619	354,291	95,097
Total of IBNR plus expected development on reported claims	4,681
Property | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	615,922	635,793	682,433	725,033
Net paid losses and loss expenses	577,319	540,023	458,282	135,797
Total of IBNR plus expected development on reported claims	689
Property | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	982,534	1,066,528	1,028,702
Net paid losses and loss expenses	838,023	729,584	223,070
Total of IBNR plus expected development on reported claims	9,914
Property | 2018
Claims Development [Line Items]
Net incurred losses and loss expenses	895,740	853,796
Net paid losses and loss expenses	552,879	76,543
Total of IBNR plus expected development on reported claims	143,479
Property | 2019
Claims Development [Line Items]
Net incurred losses and loss expenses	769,345
Net paid losses and loss expenses	69,397
Total of IBNR plus expected development on reported claims	508,751
Casualty
Claims Development [Line Items]
Net incurred losses and loss expenses	6,817,641
Net paid losses and loss expenses	3,043,584
Net reserves for Accident Years and exposures included in the triangles	3,774,057
All outstanding liabilities before Accident Year 2012, net of reinsurance	1,235,855
Net liability at end of year	5,009,912
Total of IBNR plus expected development on reported claims	$ 2,649,230
Year One	7.00%
Year Two	16.00%
Year Three	13.00%
Year Four	12.00%
Year Five	10.00%
Year Six	9.00%
Year Seven	6.00%
Year Eight	5.00%
Casualty | 2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 581,746	596,124	600,562	592,346	609,784	650,181	677,836	691,612
Net paid losses and loss expenses	451,205	424,029	392,972	334,492	278,348	205,350	135,521	51,617
Total of IBNR plus expected development on reported claims	57,791
Casualty | 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	721,739	724,046	727,631	732,098	750,054	799,292	802,811
Net paid losses and loss expenses	521,963	481,271	419,638	349,230	267,552	159,533	50,730
Total of IBNR plus expected development on reported claims	103,987
Casualty | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	874,893	881,493	865,219	859,778	879,775	904,048
Net paid losses and loss expenses	573,236	502,072	414,479	314,019	210,083	72,033
Total of IBNR plus expected development on reported claims	143,527
Casualty | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	863,757	860,334	818,099	842,230	901,313
Net paid losses and loss expenses	501,185	398,833	300,608	187,592	67,148
Total of IBNR plus expected development on reported claims	198,744
Casualty | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	851,402	823,050	802,362	850,575
Net paid losses and loss expenses	382,219	266,382	166,265	36,648
Total of IBNR plus expected development on reported claims	243,580
Casualty | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	758,644	730,116	761,332
Net paid losses and loss expenses	290,131	179,150	61,252
Total of IBNR plus expected development on reported claims	310,148
Casualty | 2018
Claims Development [Line Items]
Net incurred losses and loss expenses	958,819	942,480
Net paid losses and loss expenses	235,579	62,265
Total of IBNR plus expected development on reported claims	556,588
Casualty | 2019
Claims Development [Line Items]
Net incurred losses and loss expenses	1,206,641
Net paid losses and loss expenses	88,066
Total of IBNR plus expected development on reported claims	1,034,865
Specialty
Claims Development [Line Items]
Net incurred losses and loss expenses	9,556,615
Net paid losses and loss expenses	6,856,663
Net reserves for Accident Years and exposures included in the triangles	2,699,952
All outstanding liabilities before Accident Year 2012, net of reinsurance	55,699
Net liability at end of year	2,755,651
Total of IBNR plus expected development on reported claims	$ 1,838,679
Year One	12.00%
Year Two	48.00%
Year Three	16.00%
Year Four	8.00%
Year Five	4.00%
Year Six	2.00%
Year Seven	2.00%
Year Eight	2.00%
Specialty | 2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 1,029,876	1,037,050	1,043,772	1,020,689	1,020,272	1,069,943	1,119,928	1,293,753
Net paid losses and loss expenses	944,336	922,750	907,090	883,418	846,961	786,507	564,181	132,462
Total of IBNR plus expected development on reported claims	20,399
Specialty | 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	1,177,622	1,175,765	1,189,325	1,213,902	1,234,089	1,330,457	1,397,302
Net paid losses and loss expenses	1,119,881	1,099,114	1,070,296	1,028,480	943,166	799,763	104,144
Total of IBNR plus expected development on reported claims	20,280
Specialty | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	1,166,889	1,165,765	1,166,290	1,201,399	1,271,218	1,419,011
Net paid losses and loss expenses	1,077,469	1,046,184	1,001,426	918,741	782,312	140,326
Total of IBNR plus expected development on reported claims	27,237
Specialty | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	1,140,937	1,137,204	1,156,592	1,213,339	1,402,666
Net paid losses and loss expenses	1,026,037	972,426	877,723	679,032	141,013
Total of IBNR plus expected development on reported claims	42,220
Specialty | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	1,175,301	1,168,987	1,202,260	1,344,677
Net paid losses and loss expenses	1,039,951	923,410	747,034	153,546
Total of IBNR plus expected development on reported claims	61,716
Specialty | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	1,159,012	1,147,741	1,189,423
Net paid losses and loss expenses	819,125	596,280	102,402
Total of IBNR plus expected development on reported claims	199,485
Specialty | 2018
Claims Development [Line Items]
Net incurred losses and loss expenses	1,302,592	1,236,700
Net paid losses and loss expenses	613,919	119,878
Total of IBNR plus expected development on reported claims	411,004
Specialty | 2019
Claims Development [Line Items]
Net incurred losses and loss expenses	1,404,386
Net paid losses and loss expenses	215,945
Total of IBNR plus expected development on reported claims	1,056,338
Non Life
Claims Development [Line Items]
Net incurred losses and loss expenses	21,631,092
Net paid losses and loss expenses	13,861,634
Net reserves for Accident Years and exposures included in the triangles	7,769,458
All outstanding liabilities before Accident Year 2012, net of reinsurance	1,390,371
Net liability at end of year	9,159,829
Total of IBNR plus expected development on reported claims	$ 5,159,096
Year One	11.00%
Year Two	39.00%
Year Three	15.00%
Year Four	9.00%
Year Five	6.00%
Year Six	4.00%
Year Seven	3.00%
Year Eight	3.00%
Non Life | 2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 2,139,972	2,172,148	2,195,163	2,164,135	2,196,596	2,303,222	2,459,009	2,647,806
Net paid losses and loss expenses	1,910,828	1,854,934	1,805,174	1,713,934	1,610,064	1,442,587	1,056,888	$ 284,166
Total of IBNR plus expected development on reported claims	79,953
Non Life | 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	2,411,641	2,414,380	2,441,912	2,475,252	2,528,689	2,706,850	2,880,337
Net paid losses and loss expenses	2,139,380	2,073,929	1,980,425	1,849,929	1,648,668	1,296,424	$ 243,466
Total of IBNR plus expected development on reported claims	124,904
Non Life | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	2,484,866	2,492,027	2,479,721	2,511,859	2,623,230	2,839,909
Net paid losses and loss expenses	2,079,766	1,972,511	1,830,516	1,621,164	1,316,469	$ 305,500
Total of IBNR plus expected development on reported claims	172,037
Non Life | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	2,514,275	2,512,588	2,497,256	2,603,297	2,894,162
Net paid losses and loss expenses	2,009,107	1,842,331	1,620,950	1,220,915	$ 303,258
Total of IBNR plus expected development on reported claims	245,645
Non Life | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	2,642,625	2,627,830	2,687,055	2,920,285
Net paid losses and loss expenses	1,999,489	1,729,815	1,371,581	$ 325,991
Total of IBNR plus expected development on reported claims	305,985
Non Life | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	2,900,190	2,944,385	2,979,457
Net paid losses and loss expenses	1,947,279	1,505,014	$ 386,724
Total of IBNR plus expected development on reported claims	519,547
Non Life | 2018
Claims Development [Line Items]
Net incurred losses and loss expenses	3,157,151	3,032,976
Net paid losses and loss expenses	1,402,377	$ 258,686
Total of IBNR plus expected development on reported claims	1,111,071
Non Life | 2019
Claims Development [Line Items]
Net incurred losses and loss expenses	3,380,372
Net paid losses and loss expenses	373,408
Total of IBNR plus expected development on reported claims	$ 2,599,954